Deposits	3 Months Ended
Jan. 31, 2022
Deposits
Deposits

NOTE 10: DEPOSITS
Demand deposits are those for which the Bank does not have the right to require notice prior to withdrawal and are in general chequing accounts. Notice deposits are those for which the Bank can legally require notice prior to withdrawal and are in general savings accounts. Term deposits are payable on a given date of maturity and are purchased by customers to earn interest over a fixed period, with terms ranging from one day to ten years and generally include fixed term deposits, guaranteed investment certificates, senior debt, and similar instruments. The aggregate amount of term deposits in denominations of $
100,000
or more as at January 31, 2022, was $311 billion (October 31, 2021 – $283 billion).
Deposits

(millions of Canadian dollars)	As at
	By Type			By Country			January 31 2022	October 31 2021
	Demand	Notice	Term 1	Canada	United States	International	Total	Total
Personal	$24,239	$577,307	$51,200	$301,449	$351,297	$–	$652,746	$633,498
Banks	14,291	627	9,364	22,167	148	1,967	24,282	20,917
Business and government 2	140,524	219,081	122,905	324,663	155,533	2,314	482,510	470,710
	179,054	797,015	183,469	648,279	506,978	4,281	1,159,538	1,125,125
Trading	–	–	20,549	11,011	2,178	7,360	20,549	22,891
Designated at fair value through profit or loss 3	–	–	135,087	61,042	42,733	31,312	135,087	113,905
Total	$179,054	$797,015	$339,105	$720,332	$551,889	$42,953	$1,315,174	$1,261,921
Non-interest-bearing deposits included above
In domestic offices							$73,222	$72,705
In foreign offices							85,647	82,756
Interest-bearing deposits included above
In domestic offices							647,110	626,562
In foreign offices							509,187	479,890
U.S. federal funds deposited							8	8
Total 2,4							$1,315,174	$1,261,921
1
Includes $51.3 billion (October 31, 2021 – $43.1 billion) of senior debt which is subject to the bank recapitalization
“bail-in”
regime. This regime provides certain statutory powers to the Canada Deposit Insurance Corporation, including the ability to convert specified eligible shares and liabilities into common shares in the event that the Bank becomes non-viable.

2	Includes $23.0 billion relating to covered bondholders (October 31, 2021 – $25.1 billion) and nil (October 31, 2021 – $0.5 billion) due to TD Capital Trust lV.
3
Financial liabilities designated at FVTPL on the Interim Consolidated Balance Sheet also includes $63 million (October 31, 2021 – $83 million) of loan commitments, financial guarantees, and other liabilities designated at FVTPL.

4	Includes deposits of $756 billion (October 31, 2021 – $719 billion) denominated in U.S. dollars and $51 billion (October 31, 2021 – $44 billion) denominated in other foreign currencies.
Redemption of TD Capital Trust IV Notes – Series 2
On November 1, 2021, TD Capital Trust IV redeemed all of the outstanding $450 million TD Capital Trust IV Notes – Series 2. The proceeds from the issuance of TD Capital Trust IV Notes – Series 2 were invested in Bank deposit notes which were redeemed on November 1, 2021. On December 8, 2021, TD Capital Trust IV was dissolved.